FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Short term deposits included in cash and cash equivalents	$ 192,456	$ 27,601
Gross unrealized losses	19,529	307,990
Aggregate unrealized loss position for longer than 12 months	205	$ 69
Recognized other-than-temporary impairment	$ 152